UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	06/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
June 30, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--33.9%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.33%, 8/15/13	150,000,000	a	150,000,000
Bank of Nova Scotia (Yankee)
0.25%, 7/1/13	200,000,000	a	200,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.27%, 8/30/13	200,000,000		200,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.29%, 7/1/13	150,000,000	a	150,000,000
Deutsche Bank AG (Yankee)
0.41%, 8/12/13 - 8/26/13	200,000,000		200,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.27%, 9/9/13	100,000,000		100,000,000
Mizuho Corporate Bank (Yankee)
0.23%, 7/1/13	300,000,000		300,000,000
Norinchukin Bank (Yankee)
0.24%, 8/15/13	150,000,000		150,000,000
Rabobank Nederland (Yankee)
0.24% - 0.27%, 7/16/13 - 11/18/13	350,000,000		350,000,000
Royal Bank of Canada (Yankee)
0.31%, 7/1/13	100,000,000	a	100,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.23%, 8/7/13 - 9/12/13	250,000,000	b	250,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.23%, 8/28/13	300,000,000	b	300,000,000
Svenska Handelsbanken (Yankee)
0.25%, 9/27/13	200,000,000	b	200,002,441
Toronto Dominion Bank (Yankee)
0.23% - 0.25%, 1/6/14 - 1/17/14	382,000,000		382,006,920
Total Negotiable Bank Certificates of Deposit
(cost $3,032,009,361)			3,032,009,361
Commercial Paper--15.7%
Australia and New Zealand Banking Group Ltd.
0.22%, 7/24/13	225,000,000	a	225,000,000
Bank of Nova Scotia
0.01%, 7/1/13	200,000,000		200,000,000
National Australia Funding (DE) Inc.
0.22%, 7/17/13	300,000,000	a,b	300,000,000
NRW Bank
0.11%, 7/5/13	100,000,000	b	99,998,833
Sumitomo Mitsui Banking Corp.
0.23%, 8/9/13	50,000,000	b	49,987,542
Toyota Motor Credit Corp.
0.25%, 9/23/13	100,000,000		99,941,667
UBS Finance (Delaware) Inc.
0.03% - 0.21%, 7/1/13 - 8/16/13	350,000,000		349,946,333
Westpac Banking Corp.
0.28%, 7/1/13	75,000,000	a,b	75,000,000
Total Commercial Paper
(cost $1,399,874,375)			1,399,874,375
Asset-Backed Commercial Paper--4.8%
Alpine Securitization Corp.
0.24%, 8/1/13	100,000,000	b	99,979,333
Collateralized Commercial Paper Program Co., LLC
0.35% - 0.37%, 8/6/13 - 8/20/13	325,000,000		324,865,236
Total Asset-Backed Commercial Paper
(cost $424,844,569)			424,844,569

Time Deposits--32.7%
Bank of America N.A. (Grand Cayman)
0.01%, 7/1/13	229,000,000	229,000,000
BNP Paribas (Grand Cayman)
0.04%, 7/1/13	300,000,000	300,000,000
Credit Agricole (Grand Cayman)
0.11%, 7/1/13	300,000,000	300,000,000
DnB Bank (Grand Cayman)
0.02% - 0.03%, 7/1/13	450,000,000	450,000,000
Lloyds TSB Bank (London)
0.08%, 7/1/13	300,000,000	300,000,000
Natixis New York (Grand Cayman)
0.10%, 7/1/13	350,000,000	350,000,000
Royal Bank of Canada (Toronto)
0.05%, 7/1/13	200,000,000	200,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.05%, 7/1/13	140,000,000	140,000,000
Societe Generale (Grand Cayman)
0.08%, 7/1/13	300,000,000	300,000,000
Swedbank (Grand Cayman)
0.03%, 7/1/13	350,000,000	350,000,000
Total Time Deposits
(cost $2,919,000,000)		2,919,000,000
U.S. Government Agency--.6%
Federal Home Loan Bank
0.00%, 7/1/13
(cost $50,000,000)	50,000,000	50,000,000
U.S. Treasury Notes--1.7%
0.19%, 2/15/14
(cost $151,016,798)	150,000,000	151,016,798
Repurchase Agreements--10.6%
ABN AMRO Bank N.V.
0.15%, dated 6/28/13, due 7/1/13 in the amount of
$300,003,750 (fully collateralized by $4,953,900 U.S.
Treasury Bills, due 6/26/14, value $4,945,885,
$3,270,900 U.S. Treasury Bonds, 5.50%-8.88%, due
5/15/16-8/15/28, value $4,391,007, $44,519,800 U.S.
Treasury Inflation Protected Securities, 1.63%-3.88%,
due 1/15/15-4/15/32, value $61,757,947 and
$233,692,796 U.S. Treasury Notes, 0.13%-4.75%, due
9/30/13-11/15/22, value $234,905,209)	300,000,000	300,000,000
Bank of Nova Scotia
0.12%, dated 6/28/13, due 7/1/13 in the amount of
$300,003,000 (fully collateralized by $64,738,000
Federal Farm Credit Bank, 0.25%-5.48%, due
1/30/15-4/12/35, value $68,200,392, $57,984,000
Federal Home Loan Bank, 0%-1.55%, due
9/27/13-12/24/20, value $57,305,434, $130,675,000
Federal Home Loan Mortgage Corp., 0.38%-5.85%, due
2/27/14-1/15/37, value $131,063,744 and $50,402,000
Federal National Mortgage Association, 0%-3%, due
12/18/13-6/28/32, value $49,430,742)	300,000,000	300,000,000
HSBC USA Inc.
0.11%, dated 6/28/13, due 7/1/13 in the amount of
$350,003,208 (fully collateralized by $200,000,000
Federal Home Loan Bank, 0.13%-1.38%, due
5/28/14-6/20/14, value $201,195,019, $79,415,000
Federal Home Loan Mortgage Corp., 1%-1.65%, due
9/29/17-11/15/19, value $77,681,665 and $80,400,000
Federal National Mortgage Association, 1.05%, due
5/25/18, value $78,124,408)	350,000,000	350,000,000

Total Repurchase Agreements
(cost $950,000,000)		950,000,000
Total Investments (cost $8,926,745,103)	100.0%	8,926,745,103
Cash and Receivables (Net)	.0%	1,223,393
Net Assets	100.0%	8,927,968,496

a	Variable rate security--interest rate subject to periodic change.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to $1,374,968,149 or 15.4% of net assets.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--19.2%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.15%, 7/24/13	40,000,000		40,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.16%, 7/24/13	40,000,000		40,000,000
Branch Banking & Trust Co. (Yankee)
0.18%, 8/1/13	40,000,000		40,000,000
JPMorgan Chase & Co.
0.20%, 7/26/13	50,000,000	a	50,000,000
Norinchukin Bank (Yankee)
0.16%, 7/10/13	40,000,000		40,000,000
Svenska Handelsbanken (Yankee)
0.13%, 8/1/13	40,000,000	a	40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $250,000,000)			250,000,000
Commercial Paper--11.9%
BNP Paribas Finance Inc.
0.04%, 7/1/13	40,000,000		40,000,000
CPPIB Capital Inc.
0.11%, 7/29/13	35,000,000	a	34,997,006
NRW Bank
0.17%, 7/17/13	40,000,000	a	39,997,067
Sumitomo Mitsui Banking Corp.
0.15%, 7/11/13	40,000,000	a	39,998,333
Total Commercial Paper
(cost $154,992,406)			154,992,406
Asset-Backed Commercial Paper--8.2%
Alpine Securitization Corp.
0.14%, 7/19/13	35,000,000	a	34,997,550
Metlife Short Term Funding LLC
0.12%, 7/12/13	25,000,000	a	24,999,083
Salisbury Receivables Company LLC
0.16%, 7/2/13	47,000,000	a	46,999,791
Total Asset-Backed Commercial Paper
(cost $106,996,424)			106,996,424
Time Deposits--20.4%
Canadian Imperial Bank of Commerce (Grand Cayman)
0.01%, 7/1/13	43,000,000		43,000,000
Credit Agricole (Grand Cayman)
0.11%, 7/1/13	40,000,000		40,000,000
DnB Bank (Grand Cayman)
0.03%, 7/1/13	40,000,000		40,000,000
Natixis New York (Grand Cayman)
0.05%, 7/1/13	23,000,000		23,000,000
Nordea Bank Finland (Grand Cayman)
0.03%, 7/1/13	40,000,000		40,000,000
Societe Generale (Grand Cayman)
0.08%, 7/1/13	40,000,000		40,000,000
Swedbank (Grand Cayman)
0.03%, 7/1/13	40,000,000		40,000,000
Total Time Deposits
(cost $266,000,000)			266,000,000
U.S. Government Agency--6.3%
Federal Home Loan Bank
0.00% - 0.09%, 7/1/13 - 9/18/13
(cost $81,422,990)	81,429,000		81,422,990

U.S. Treasury Bills--31.7%
0.02% - 0.07%, 8/1/13 - 11/21/13
(cost $411,963,441)	412,000,000	411,963,441
Repurchase Agreement--2.3%
HSBC USA Inc.
0.10%, dated 6/28/13, due 7/1/13 in the amount of
$30,000,250 (fully collateralized by $16,865,000 U.S.
Treasury Bonds, 3.75%, due 8/15/41, value $17,885,293
and $12,258,000 U.S. Treasury Notes, 2.63%, due
6/30/14, value $12,716,326)
(cost $30,000,000)	30,000,000	30,000,000
Total Investments (cost $1,301,375,261)	100.0%	1,301,375,261
Cash and Receivables (Net)	.0%	139,661
Net Assets	100.0%	1,301,514,922

a

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to $311,988,830 or 24.0% of net assets.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,301,375,261
Level 3 - Significant Unobservable Inputs	-
Total	1,301,375,261

+  See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)